Taxation recognised in other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Exceptional Tax Expense Income [Line Items]
Tax on post-employment benefit plans	$ (14)	$ (7)	$ (14)
Tax relating to items that will not be recycled subsequently to the income statement	(14)	(7)	(14)
Tax on exchange differences – group	5	(10)	(11)
Income Tax Charge (Credit) Relating To Tax Rate Change	(38)	0	0
Tax on effective portion of changes in fair value of cash flow hedges	(2)	15	(16)
Tax on hyperinflation adjustments	85	98	138
Tax relating to items that may be recycled subsequently to the income statement	50	103	111
Taxation recognised in other comprehensive income	$ 36	$ 96	$ 97